Contingencies	12 Months Ended
Mar. 31, 2020
Disclosure Of Contingencies [Abstract]
Contingencies
42)	CONTINGENCIES

On February 28, 2019, a judgement of the Supreme Court of India interpreting certain statutory defined contribution obligations of employees and employers altered historical understandings of such obligations, extending them to cover additional portions of the employee’s income. However, the judgement isn’t explicit if such interpretation may have retrospective application resulting in increased contribution for past and future years for certain India based employees of the Company. The Company has been legally advised that there are numerous interpretative challenges on the retrospective application of the judgment which results in impracticability in estimation of and timing of payment and amount involved. Also, the Employees’ Provident Fund Organization (EPFO) of the Government of India has issued a circular in August 2019 directing its officers to not sending notices without any primafacie evidence that the notice recipient has arbitrarily bifurcated wages with the intention of avoiding provident fund liability. As a result of lack of implementation guidance and interpretative challenges involved, and also in the light of the circular issued by the EPFO, the Company is unable to reliably estimate the amount involved. Accordingly, the Company shall re-evaluate the amount of provision, if any, on obtaining further clarity on the matter.